Prepayment for property plant and equipment (Details Narrative) $ in Millions	6 Months Ended
Mar. 31, 2024 USD ($)
Prepayment for property plant and equipment
Prepayment for property, plant and equipment	$ 0.9
Contractual obligations Remaining	0.2
Contractual obligations paid	$ 1.1